May 3, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-168818 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing a correspondence draft of Pre-Effective Amendment No. 3 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On August 13, 2010, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated September 23, 2010.  On December 30, 2010, Nationwide filed Pre-Effective Amendment No. 1 to the registration statement.  Nationwide received your oral comments on February 15, 2011.  On April 7, 2011, Nationwide filed Pre-Effective Amendment No. 2 to the registration statement.  Nationwide received your oral comments on April 15 and April 29, 2011.  The attached draft of Pre-Effective Amendment No. 3 varies from Pre-Effective Amendment No. 2 only in that the disclosure relating to the Extra Value Options (which will not be sold unless and until Nationwide receives requested exemptive relief to recapture credits associated therewith under certain specified circumstances) is incorporated into the body of the prospectus, as opposed to in a supplement.  The only other disclosure change is the addition of disclosure indicating that the Extra Value Options will not be available unless and until Nationwide receives the requested exemptive relief.  The incorporation of the supplement and the disclosure changes are reflected via redlined text.

Nationwide represents that it will begin issuing the contract as soon as practicable after such registration statement's effective date.

Nationwide further represents that the Pre-Effective Amendment No. 3 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.

Ms. Rebecca A. Marquigny
May 3, 2011
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In addition, Nationwide acknowledges that:

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should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

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the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto, Managing Counsel
Nationwide Life Insurance Company